Options - Summary of Options Over Ordinary Shares Outstanding (Details) (20-F)	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding | shares	38,000,000	55,102,778
Weighted average exercise price | $ / shares	$ 0.015	$ 0.016
Unlisted Employee Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding | shares	25,500,000	34,736,111	54,736,111
Weighted average exercise price | $ / shares	$ 0.015	$ 0.017	$ 0.016
Unlisted Options Attached to Convertible Notes [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding | shares		20,366,667
Weighted average exercise price | $ / shares		$ 0.015
Unlisted Options Granted to Kentgrove Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding | shares	12,500,000
Weighted average exercise price | $ / shares	$ 0.015